INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Revenue
Rental	$ 9,571,913		$ 11,658,113
Interest and other	217,504		235,310
Operating Partnerships Revenue	9,789,417		11,893,423
Expenses
Interest	1,145,891		1,563,789
Depreciation and amortization	2,341,880		3,046,486
Taxes and insurance	1,175,081		1,438,962
Repairs and maintenance	2,450,999		2,987,124
Operating expenses	3,928,968		4,895,146
Other expenses	84,514		481,170
Operating Partnerships Total Expenses	11,127,333		14,412,677
NET LOSS	(1,337,916)		(2,519,254)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(1,407,777)	[1]	(2,484,936)	[2]
Net Income (Loss) allocated to other partners	69,861		(34,318)
Series 15 [Member]
Revenue
Rental	2,224,484		2,327,630
Interest and other	51,642		53,301
Operating Partnerships Revenue	2,276,126		2,380,931
Expenses
Interest	289,161		313,200
Depreciation and amortization	529,311		567,614
Taxes and insurance	243,240		271,110
Repairs and maintenance	483,523		589,873
Operating expenses	914,759		1,018,576
Other expenses	11,522		13,440
Operating Partnerships Total Expenses	2,471,516		2,773,813
NET LOSS	(195,390)		(392,882)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(205,277)	[1]	(400,421)	[2]
Net Income (Loss) allocated to other partners	9,887		7,539
Series 16 [Member]
Revenue
Rental	3,175,002		4,340,062
Interest and other	65,374		74,305
Operating Partnerships Revenue	3,240,376		4,414,367
Expenses
Interest	344,749		639,443
Depreciation and amortization	705,289		1,100,806
Taxes and insurance	368,219		506,221
Repairs and maintenance	889,590		1,153,404
Operating expenses	1,242,744		1,715,871
Other expenses	13,222		409,866
Operating Partnerships Total Expenses	3,563,813		5,525,611
NET LOSS	(323,437)		(1,111,244)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(398,454)	[1]	(1,077,035)	[2]
Net Income (Loss) allocated to other partners	75,017		(34,209)
Series 17 [Member]
Revenue
Rental	1,270,718		2,108,018
Interest and other	24,089		31,733
Operating Partnerships Revenue	1,294,807		2,139,751
Expenses
Interest	124,149		214,868
Depreciation and amortization	387,177		657,895
Taxes and insurance	158,094		250,360
Repairs and maintenance	263,229		449,230
Operating expenses	538,332		911,272
Other expenses	9,000		12,000
Operating Partnerships Total Expenses	1,479,981		2,495,625
NET LOSS	(185,174)		(355,874)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(183,320)	[1]	(347,353)	[2]
Net Income (Loss) allocated to other partners	(1,854)		(8,521)
Series 18 [Member]
Revenue
Rental	2,149,400		2,138,321
Interest and other	54,446		52,578
Operating Partnerships Revenue	2,203,846		2,190,899
Expenses
Interest	306,460		311,058
Depreciation and amortization	554,151		554,454
Taxes and insurance	298,451		308,858
Repairs and maintenance	608,437		594,393
Operating expenses	883,491		885,941
Other expenses	49,570		44,664
Operating Partnerships Total Expenses	2,700,560		2,699,368
NET LOSS	(496,714)		(508,469)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(484,896)	[1]	(510,849)	[2]
Net Income (Loss) allocated to other partners	(11,818)		2,380
Series 19 [Member]
Revenue
Rental	752,309		744,082
Interest and other	21,953		23,393
Operating Partnerships Revenue	774,262		767,475
Expenses
Interest	81,372		85,220
Depreciation and amortization	165,952		165,717
Taxes and insurance	107,077		102,413
Repairs and maintenance	206,220		200,224
Operating expenses	349,642		363,486
Other expenses	1,200		1,200
Operating Partnerships Total Expenses	911,463		918,260
NET LOSS	(137,201)		(150,785)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(135,830)	[1]	(149,278)	[2]
Net Income (Loss) allocated to other partners	$ (1,371)		$ (1,507)

[1]	Amounts include $205,277, $398,454, $183,320, $484,896, and $135,830 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $400,421, $1,077,035, $347,353, $510,849, and $149,278 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.